Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2021
Other payables and accrued liabilities
Other payables and accrued liabilities

17.         Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Contract deposit	362,269,545	324,844,088
Accrued expenses	53,680,543	94,297,276
Debt extinguishment costs	404,042	—
Deed tax and maintenance fund withheld for customers	35,913,618	28,848,564
Bidding deposit	4,504,908	3,947,876
Welfare payable	1,583,453	1,620,508
Other tax payable	32,595,593	18,620,109
Accrued aircraft operating expense	1,599,639	332,339
Accrued interest expense	20,935,671	32,363,632
Purchase consideration payable for asset acquisitions and business combinations	38,624,175	39,169,122
Others	43,365,254	11,133,179

Total	595,476,441	555,176,693